Other Operating Expenses - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating expenses [line items]
Turnover tax	$ 11,255,405	$ 13,929,404	$ 14,737,685
For credit cards	4,553,624	4,990,875	5,039,235
Charges for other provisions	1,129,606	1,949,146	2,713,343
Deposit guarantee fund contributions	739,624	784,007	775,917
Taxes	539,793	1,673,874	4,214
Interest on lease liabilities	180,785	166,048
Donations	168,550	380,577	222,916
Loss from sale or impairment of investments in properties and non-financial assets	132,382	155,959
Insurance claims	63,090	81,133	138,032
Cost of onerous contracts	7,366
Modification of financial assets		3,902,110
Loss from sale or impairment of property, plant and equipment		61,890
Other	1,706,711	2,013,376	2,254,637
Operating expenses	$ 20,476,936	$ 30,088,399	$ 25,885,979